Taxation (Details) - Schedule of Reconciliation Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Tax Expense [Abstract]
Foreign statutory tax rates differential	$ 7,825	$ 3,027	$ 1,838
Non-deductible expenses	60	73	80
Other	(31)	(168)	(104)
Income tax expense (benefit) for the year	$ 7,854	$ 2,932	$ 1,814